Janus Henderson Global Allocation Fund - Conservative Average Annual Total Returns - Class A C S I T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.66%	2.92%	3.90%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.30%	1.47%	2.50%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.62%	1.93%	2.46%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.18%	2.46%	2.93%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.66%	2.91%	3.37%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	1.60%	2.06%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.01%	1.92%	2.29%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	2.80%	3.24%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.